Current Assets – Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Current Assets Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents
	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Current Assets
Cash at bank	9,083,315	3,149,909